Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of Inventory
The components of inventories consist of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Raw materials	$56.8	$50.9	$40.6
Work in progress	26.6	26.8	16.1
Finished goods	40.2	35.5	33.5

	$123.6	$113.2	$90.2